Derivative financial instruments for hedging purposes (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments Included in Trading Activities [Table Text Block]
As of December 31, 2014 and 2013, quantitative information on derivative financial instruments held for hedging purposes is as follows:

	2014			2013
	Nominal	Fair value(1)		Nominal	Fair value(1)
	Amount	Asset	Liability	Amount	Asset	Liability
Fair value hedges:
Interest rate swaps	167,865	17	1,285	494,558	4,625	1,403
Cross-currency interest rate swaps	282,490	1,062	31,556	269,488	2,783	6,834
Cash flow hedges:
Interest rate swaps	891,500	2,691	1,805	453,000	393	243
Cross-currency interest rate swaps	56,000	-	5,547	126,308	6,392	-
Forward foreign exchange	126,058	8,554	-	88,130	684	92
Net investment hedges:
Forward foreign exchange	5,146	-	94	5,810	340	-
Total	1,529,059	12,324	40,287	1,437,294	15,217	8,572

Net gain on the ineffective portion of hedging activities (2)		106			353

(1)	The fair value of assets and liabilities is reported within the derivative financial instruments used for hedging - receivable and payable lines in the consolidated balance sheets, respectively.
(2)
Gains and losses resulting from ineffectiveness and credit risk in hedging activities are reported within the derivative financial instruments and hedging line in the consolidated statements of income as derivatives financial instruments and hedging.

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The gains and losses resulting from activities of derivative financial instruments and hedging recognized in the consolidated statements of income are presented below:

2014
			Gain (loss)
			reclassified from
			accumulated	Gain (loss)
	Gain (loss)		OCI to the consolidated	recognized on
	recognized in OCI		statements of income	derivatives
	(effective portion)	Classification of gain (loss)	(effective portion)	(ineffective portion)
Derivatives – cash flow hedge
Interest rate swaps	(1,947)
Cross-currency interest rate swaps	(11,904)	Gain (loss) on foreign currency exchange	-	-
		Interest income – loans	(4)	-

Forward foreign exchange	8,633	Interest income – securities available-for-sale	(238)	-
		Interest income – loans	(2,011)	-
		Interest expense – borrowings and debt	-	-
		Gain (loss) on foreign currency exchange	3,011	-
Total	(5,218)		768	-

Derivatives – net investment hedge
Forward foreign exchange	38	Gain (loss) on foreign currency exchange	-	-
Total	38		-	-

2013
			Gain (loss)
			reclassified from
			accumulated	Gain (loss)
	Gain (loss)		OCI to the consolidated	recognized on
	recognized in OCI		statements of income	derivatives
	(effective portion)	Classification of gain (loss)	(effective portion)	(ineffective portion)
Derivatives – cash flow hedge
Interest rate swaps	226
Cross-currency interest rate swaps	(734)	Gain (loss) on foreign currency exchange	-	-
		Interest income – loans	(11)	-

Forward foreign exchange	1,544	Interest income – securities available-for-sale	(1,461)	-
		Interest expense – borrowings and debt	31	-
		Gain (loss) on foreign currency exchange	1,562	-
Total	1,036		121	-

Derivatives – net investment hedge
Forward foreign exchange	464	Gain (loss) on foreign currency exchange	-	-
Total	464		-	-

2012
			Gain (loss)
			reclassified from
			accumulated	Gain (loss)
	Gain (loss)		OCI to the consolidated	recognized on
	recognized in OCI		statements of income	derivatives
	(effective portion)	Classification of gain (loss)	(effective portion)	(ineffective portion)
Derivatives – cash flow hedge
Interest rate swaps	217
Cross-currency interest rate swaps	3,740	Gain (loss) on foreign currency exchange	2,481	-
		Interest income – loans	(564)	-

Forward foreign exchange	1,742	Interest expense – borrowings and debt	(169)	-

		Gain (loss) on foreign currency exchange	3,679	-
Total	5,699		5,427	-

Derivatives – net investment hedge
Forward foreign exchange	109	Gain (loss) on foreign currency exchange	-	-
Total	109		-	-

Disclosure Related To Gain (Loss) On Derivative Instrument and Hedge Item For Fair Value Hedge [Table Text Block]
The Bank recognized in earnings the gain (loss) on derivative financial instruments and the gain (loss) of the hedged asset or liability related to qualifying fair value hedges, as follows:

2014
		Gain	Gain
	Classification in consolidated	(loss) on	(loss) on	Net gain
	statement of income	derivatives	hedge item	(loss)
Derivatives - fair value hedge
Interest rate swaps	Interest income – securities available-for-sale	(1,800)	2,345	545
	Interest income – loans	(361)	3,112	2,751
	Interest expense – borrowings and debt	3,737	(16,204)	(12,467)
	Derivative financial instruments and hedging	(994)	1,021	27
Cross-currency interest rate swaps	Interest income – loans	(853)	1,695	842
	Interest expense – borrowings and debt	4,538	(10,031)	(5,493)
	Derivative financial instruments and hedging	(24,335)	24,434	99
	Gain (loss) on foreign currency exchange	-	-	-
		(20,068)	6,372	(13,696)

2013
		Gain	Gain
	Classification in consolidated	(loss) on	(loss) on	Net gain
	statement of income	derivatives	hedge item	(loss)
Derivatives - fair value hedge
Interest rate swaps	Interest income – securities available-for-sale	(3,088)	4,649	1,561
	Interest income – loans	(39)	350	311
	Interest expense – borrowings and debt	3,192	(16,204)	(13,012)
	Derivative financial instruments and hedging	(3,622)	3,942	320
Cross-currency interest rate swaps	Interest income – loans	(795)	1,548	753
	Interest expense – borrowings and debt	6,905	(12,452)	(5,547)
	Derivative financial instruments and hedging	(6,117)	6,150	33
	Gain (loss) on foreign currency exchange	(430)	458	28
		(3,994)	(11,559)	(15,553)

2012
		Gain	Gain
	Classification in consolidated	(loss) on	(loss) on	Net gain
	statement of income	derivatives	hedge item	(loss)
Derivatives - fair value hedge
Interest rate swaps	Interest income – securities available-for-sale	(2,982)	4,776	1,794
	Interest expense – borrowings and debt	1,564	(12,022)	(10,458)
	Derivative financial instruments and hedging	59	-	59
Cross-currency interest rate swaps	Interest income – loans	(239)	522	283
	Interest expense – borrowings and debt	8,024	(11,187)	(3,163)
	Derivative financial instruments and hedging	12	-	12
	Gain (loss) on foreign currency exchange	5,873	(6,469)	(596)
		12,311	(24,380)	(12,069)